Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Intangible assets	$ 695	$ 718
Property, plant, and equipment	59,231	63,621
Right-of-use assets	41,457	44,275
Non-current financial assets	13,006	8,791
Total non-current assets	114,389	117,406
Current assets
Trade receivables	422	772
Subsidies receivables	19,488	14,496
Other current assets	7,869	9,078
Current financial assets	1,120	7,907
Cash and cash equivalents	84,386	89,789
Total current assets	113,285	122,043
Total assets held for sale	0	21,768
TOTAL ASSETS	227,674	261,216
Shareholders' equity
Share capital	3,491	2,955
Premiums related to the share capital	476,224	583,122
Currency translation adjustment	(37,050)	(28,605)
Retained earnings	(305,392)	(333,365)
Net income (loss)	(40,715)	(106,139)
Total shareholders' equity - Group Share	96,558	117,968
Non-controlling interests	0	7,973
Total shareholders' equity	96,558	125,941
Non-current liabilities
Non-current financial liabilities	40,270	20,531
Non-current lease debts	46,157	49,358
Non-current provisions	2,641	2,390
Total non-current liabilities	89,068	72,279
Current liabilities
Current financial liabilities	5,185	5,088
Current lease debts	8,270	7,872
Trade payables	19,229	21,456
Deferred revenues and contract liabilities	241	59
Current provisions	1,029	477
Other current liabilities	8,093	13,179
Total current liabilities	42,047	48,131
Total liabilities related to asset held for sale	0	14,864
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 227,674	$ 261,216